STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Details of Dividend Payments

The following table provides details of dividend payments in 2011, 2012, and 2013 under our Board approved quarterly cash dividend policy:

Record Date	Payment Date	Amount per Share	Total Amount
			(in millions)
2011 payments
6/30/2011	7/28/2011	$0.25	$41
9/30/2011	10/28/2011	$0.25	$41
2012 payments
12/30/2011	1/31/2012	$0.25	$41
3/30/2012	4/27/2012	$0.25	$41
6/29/2012	7/27/2012	$0.26	$42
9/28/2012	10/26/2012	$0.26	$41
2013 payments
12/31/2012	1/25/2013	$0.26	$42
3/28/2013	4/26/2013	$0.26	$41
6/28/2013	7/26/2013	$0.27	$42
9/30/2013	10/25/2013	$0.27	$42